NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 78.7%
	ASSET MANAGEMENT - 11.0%
71,000	Blackstone Group, Inc. (The) - MLP	$ 8,926,829
3,083	Brookfield Infrastructure Corporation, Class A	196,079
114,000	Compass Diversified Holdings	3,245,580
81,000	KKR & Company, Inc. – L.P.	5,207,490
66,000	Sprott, Inc.	2,216,280
		19,792,258
	AUTOMOTIVE - 0.6%
1,376	Tesla, Inc.(a)	1,012,351

	BANKING - 3.7%
105,000	Bank of America Corporation	4,383,750
14,000	JPMorgan Chase & Company	2,239,300
		6,623,050
	BEVERAGES - 2.4%
3,000	Constellation Brands, Inc., Class A	633,420
50,000	Keurig Dr Pepper, Inc.	1,783,500
12,000	PepsiCo, Inc.	1,876,680
		4,293,600
	BIOTECH & PHARMA - 8.9%
28,000	AbbVie, Inc.	3,381,840
47,000	Bristol-Myers Squibb Company	3,142,420
119,000	Pfizer, Inc.	5,482,330
19,000	Zoetis, Inc.	3,886,640
		15,893,230
	COMMERCIAL SUPPORT SERVICES - 1.0%
132,000	BGSF, Inc.	1,734,480

	CONSUMER SERVICES - 0.3%
9,000	Service Corp International	564,840

	E-COMMERCE DISCRETIONARY - 4.1%
950	Amazon.com, Inc.(a)	3,297,251
245,000	CarParts.com, Inc.(a)	4,231,149
		7,528,400

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 78.7% (Continued)
	ELECTRIC UTILITIES - 0.8%
24,000	Brookfield Infrastructure Partners, L.P.	$ 1,355,280

	ELECTRICAL EQUIPMENT - 3.0%
880,000	Orion Energy Systems, Inc.(a)	4,004,000
4,500	Rockwell Automation, Inc.	1,464,525
		5,468,525
	ENTERTAINMENT CONTENT - 5.1%
50,000	Madison Square Garden Entertainment Corporation(a)	4,009,500
90,000	ViacomCBS, Inc., Class B	3,730,500
8,200	Walt Disney Company (The)(a)	1,486,660
		9,226,660
	FOOD - 1.0%
14,500	J M Smucker Company (The)	1,793,215

	HEALTH CARE FACILITIES & SERVICES - 3.2%
52,000	CVS Health Corporation	4,492,280
3,000	UnitedHealth Group, Inc.	1,248,810
		5,741,090
	HOME & OFFICE PRODUCTS - 0.9%
10,000	Scotts Miracle-Gro Company (The)	1,568,300

	INDUSTRIAL REIT - 2.9%
270,000	Monmouth Real Estate Investment Corporation	5,124,600

	INTERNET MEDIA & SERVICES - 3.1%
1,900	Alphabet, Inc., Class A(a)	5,498,505

	LEISURE FACILITIES & SERVICES - 1.5%
3,000	McDonald's Corporation	712,380
6,000	Starbucks Corporation	704,940
52,000	Wendy's Company (The)	1,197,040
		2,614,360

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 78.7% (Continued)
	MACHINERY - 0.5%
7,000	Xylem, Inc.	$ 954,170

	MULTI ASSET CLASS REITS - 1.9%
60,000	Armada Hoffler Properties, Inc.	805,800
205,000	Lexington Realty Trust	2,773,650
		3,579,450
	RESIDENTIAL REIT - 1.1%
80,000	Bluerock Residential Growth REIT, Inc.	871,200
45,000	UMH Properties, Inc.	1,066,500
		1,937,700
	RETAIL - CONSUMER STAPLES - 2.7%
20,000	Target Corporation	4,939,600

	SEMICONDUCTORS - 5.4%
57,000	Advanced Micro Devices, Inc.(a)	6,311,040
23,000	QUALCOMM, Inc.	3,373,870
		9,684,910
	SOFTWARE - 0.1%
680	salesforce.com, Inc.(a)	180,384

	SPECIALTY REIT - 0.6%
20,000	EPR Properties	1,015,000

	TECHNOLOGY HARDWARE - 5.9%
43,500	Apple, Inc.	6,604,605
141,000	Turtle Beach Corporation(a)	4,005,810
		10,610,415
	TECHNOLOGY SERVICES - 1.9%
25,000	Paychex, Inc.	2,861,750
2,500	Visa, Inc., Class A	572,750
		3,434,500
	TOBACCO & CANNABIS - 0.7%
120,000	Cresco Labs, Inc.(a)	1,188,000

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares				Fair Value
	COMMON STOCKS — 78.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8%
4,000	FedEx Corporation			$ 1,062,760
11,000	United Parcel Service, Inc., Class B			2,151,930
				3,214,690
	WHOLESALE - DISCRETIONARY - 2.6%
114,000	Acme United Corporation			4,609,020

	TOTAL COMMON STOCKS (Cost $65,358,310)			141,180,583

	PREFERRED STOCKS — 2.4%
	ASSET MANAGEMENT - 1.5%
42,000	B Riley Financial, Inc., 6.375%			1,092,000
56,000	Compass Diversified Holdings, 7.875%			1,500,800
				2,592,800
	BANKING - 0.2%
300	Wells Fargo & Company - Series L, 7.50%			447,300

	ENTERTAINMENT CONTENT - 0.7%
18,000	ViacomCBS, Inc., 5.75%			1,213,200

	TOTAL PREFERRED STOCKS (Cost $4,023,050)			4,253,300

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.6%
	CONSUMER SERVICES — 0.6%
1,025,000	Stride, Inc. (b) (Cost $912,256)	1.1250	09/01/27	989,945

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.3%
	AUTOMOTIVE — 0.8%
1,350,000	Ford Motor Company		7.1250	11/15/25	$ 1,593,155

	BANKING — 0.3%
500,000	Barclays Bank PLC(c)	US0003M + 1.250%	1.3690	04/11/23	501,908

	ELECTRIC UTILITIES — 0.3%
500,000	Public Service Enterprise Group, Inc.		2.0000	11/15/21	501,121

	FOOD — 0.8%
1,350,000	B&G Foods, Inc.		5.2500	04/01/25	1,387,125

	HEALTH CARE FACILITIES & SERVICES — 0.3%
500,000	McKesson Corporation		3.7960	03/15/24	536,308

	HOME & OFFICE PRODUCTS — 0.6%
1,000,000	Scotts Miracle-Gro Company (The)		5.2500	12/15/26	1,037,500

	LEISURE FACILITIES & SERVICES — 0.9%
1,380,000	Wendy's International, LLC		7.0000	12/15/25	1,556,516

	METALS & MINING — 0.4%
700,000	Compass Minerals International, Inc.(b)		4.8750	07/15/24	730,230

	OIL & GAS PRODUCERS — 0.9%
500,000	Chevron Corporation		2.4980	03/03/22	504,901
1,075,000	Murphy Oil Corporation		5.7500	08/15/25	1,100,532
					1,605,433
	PUBLISHING & BROADCASTING — 0.8%
1,416,000	Meredith Corporation		6.8750	02/01/26	1,469,100

	TECHNOLOGY HARDWARE — 0.7%
500,000	Pitney Bowes, Inc.		5.3750	05/15/22	517,993
770,000	Pitney Bowes, Inc.		6.2000	04/01/23	813,069
					1,331,062

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.3% (Continued)
	TELECOMMUNICATIONS — 0.5%
500,000	AT&T, Inc.	3.0000	06/30/22	$ 509,013
333,000	CenturyLink, Inc. Series D	7.2000	12/01/25	374,465
				883,478

	TOTAL CORPORATE BONDS (Cost $12,825,694)			13,132,936

Shares
	SHORT-TERM INVESTMENTS — 10.9%
	MONEY MARKET FUNDS - 10.9%
19,548,021	First American Treasury Obligations Fund, Class X, 0.01% (Cost $19,548,021)(d)			19,548,021

	TOTAL INVESTMENTS - 99.9% (Cost $102,667,331)			$ 179,104,785
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			91,704
	NET ASSETS - 100.0%			$ 179,196,489

LLC	- Limited Liability Company
LP	- Limited Partnership
MLP	-Master Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021 the total market value of 144A securities is 1,720,175 or 1.0% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2021.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3%
	APPAREL & TEXTILE PRODUCTS - 5.8%
93,000	Rocky Brands, Inc.	$ 4,620,240
34,000	Weyco Group, Inc.	780,980
		5,401,220
	ASSET MANAGEMENT - 4.0%
82,000	Compass Diversified Holdings - MLP	2,334,540
41,000	Sprott, Inc.	1,376,780
		3,711,320
	BANKING - 9.7%
24,400	Bank of Hawaii Corporation	2,044,964
76,500	Bar Harbor Bankshares	2,096,100
73,000	First Hawaiian, Inc.	2,037,430
47,200	Old National Bancorp	786,352
26,500	Wintrust Financial Corporation	1,983,260
		8,948,106
	CHEMICALS - 4.0%
87,500	Oil-Dri Corp of America	3,122,000
19,000	Valvoline, Inc.	573,040
		3,695,040
	COMMERCIAL SUPPORT SERVICES - 7.1%
23,200	ABM Industries, Inc.	1,148,864
212,800	BGSF, Inc.	2,796,192
79,000	Healthcare Services Group, Inc.	2,066,640
31,000	Resources Connection, Inc.	489,800
		6,501,496
	CONSTRUCTION MATERIALS - 1.4%
30,100	Apogee Enterprises, Inc.	1,293,698

	CONTAINERS & PACKAGING - 1.9%
27,000	Greif, Inc., Class A	1,709,640

	E-COMMERCE DISCRETIONARY - 2.4%
81,600	PetMed Express, Inc.	2,247,264

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRIC UTILITIES - 5.8%
31,500	NorthWestern Corporation	$ 2,003,400
43,000	Otter Tail Corporation	2,359,410
20,000	Unitil Corporation	992,000
		5,354,810
	ELECTRICAL EQUIPMENT - 1.6%
179,800	LSI Industries, Inc.	1,492,340

	FOOD - 3.0%
14,000	Alico, Inc.	522,620
73,000	B&G Foods, Inc.	2,216,280
		2,738,900
	GAS & WATER UTILITIES - 6.7%
152,000	Global Water Resources, Inc.	3,040,000
34,000	Northwest Natural Holding Company	1,749,300
59,500	RGC Resources, Inc.	1,430,380
		6,219,680
	HOME & OFFICE PRODUCTS - 7.3%
321,000	ACCO Brands Corporation	3,007,769
64,000	Flexsteel Industries, Inc.	2,234,880
110,000	Steelcase, Inc., Class A	1,549,900
		6,792,549
	HOUSEHOLD PRODUCTS - 3.3%
410,000	Crown Crafts, Inc.(a)	3,070,900

	INDUSTRIAL REIT - 6.7%
10,300	Innovative Industrial Properties, Inc.	2,532,873
193,000	Monmouth Real Estate Investment Corporation	3,663,140
		6,196,013
	INSURANCE - 1.1%
325,840	Marketing Alliance, Inc. (The)(a) (b)	977,519

	LEISURE PRODUCTS - 4.5%
179,000	Escalade, Inc.	4,134,900

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MACHINERY - 3.3%
62,000	Douglas Dynamics, Inc.	$ 2,463,880
47,000	Graham Corporation	564,000
		3,027,880
	OIL & GAS PRODUCERS - 2.7%
600,000	Evolution Petroleum Corporation	2,502,000

	PUBLISHING & BROADCASTING - 2.7%
92,250	DallasNews Corporation	645,750
31,200	John Wiley & Sons, Inc., Class A	1,812,720
		2,458,470
	REAL ESTATE OWNERS & DEVELOPERS - 1.9%
25,000	McGrath RentCorporation	1,744,500

	RETAIL - CONSUMER STAPLES - 0.8%
34,000	Village Super Market, Inc., Class A	761,260

	RETAIL - DISCRETIONARY - 0.9%
35,000	Ethan Allen Interiors, Inc.	840,700

	SPECIALTY FINANCE - 1.4%
14,000	GATX Corporation	1,283,520

	TECHNOLOGY HARDWARE - 0.8%
94,000	Pitney Bowes, Inc.	702,180

	TECHNOLOGY SERVICES - 0.8%
20,500	Value Line, Inc.	751,325

	TELECOMMUNICATIONS - 2.7%
122,500	Telephone and Data Systems, Inc.	2,489,200

	TIMBER REIT - 1.1%
85,500	CatchMark Timber Trust, Inc., Class A	986,670

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0%
33,000	Trinity Industries, Inc.	$ 957,990

	WHOLESALE - DISCRETIONARY - 0.9%
21,000	Acme United Corporation	849,030

	TOTAL COMMON STOCKS (Cost $61,647,555)	89,840,120

Shares
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
2,313,936	First American Treasury Obligations Fund, Class X, 0.01% (Cost $2,313,936)(c)	2,313,936

	TOTAL INVESTMENTS - 99.8% (Cost $63,961,491)	$ 92,154,056
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	177,063
	NET ASSETS - 100.0%	$ 92,331,119

REIT	- Real Estate Investment Trust
MLP	- Master Limited Partnership

(a)	Investment in affiliate.
(b)	Illiquid security. At August 31, 2021, the illiquid security amounted to 1.1% of net assets.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2021.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 11.6%
90,000	Delta Apparel, Inc.(a)	$ 2,722,500
161,000	Lakeland Industries, Inc.(a)	3,843,070
20,000	Movado Group, Inc.	722,800
102,500	Rocky Brands, Inc.	5,092,200
140,000	Superior Group of Companies, Inc.	3,337,600
		15,718,170
	ASSET MANAGEMENT - 1.2%
71,000	Westwood Holdings Group, Inc.	1,581,880

	AUTOMOTIVE - 1.5%
56,231	Miller Industries, Inc.	2,092,918

	BANKING - 2.9%
50,500	Bar Harbor Bankshares	1,383,700
50,000	First Busey Corporation	1,185,000
55,000	Territorial Bancorp, Inc.	1,390,950
		3,959,650
	BEVERAGES - 0.2%
278,942	Truett-Hurst, Inc.(a),(b),(c)	250,099

	COMMERCIAL SUPPORT SERVICES - 7.4%
609,000	ARC Document Solutions, Inc.	1,723,470
38,000	Barrett Business Services, Inc.	2,945,000
50,000	Sharps Compliance Corporation(a)	449,500
148,000	SP Plus Corporation(a)	4,793,720
		9,911,690
	CONSTRUCTION MATERIALS - 3.5%
32,150	Apogee Enterprises, Inc.	1,381,807
23,000	United States Lime & Minerals, Inc.	3,360,070
		4,741,877
	E-COMMERCE DISCRETIONARY - 8.1%
124,000	1-800-Flowers.com, Inc., Class A(a)	3,938,240
333,000	CarParts.com, Inc.(a)	5,750,910

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	E-COMMERCE DISCRETIONARY - 8.1% (Continued)
47,000	PetMed Express, Inc.	$ 1,294,380
		10,983,530
	ELECTRICAL EQUIPMENT - 5.7%
35,250	Allied Motion Technologies, Inc.	1,218,240
58,500	Napco Security Technologies, Inc.(a)	2,289,105
923,000	Orion Energy Systems, Inc.(a)	4,199,650
		7,706,995
	ENGINEERING & CONSTRUCTION - 1.8%
162,000	Great Lakes Dredge & Dock Corporation(a)	2,447,820

	FOOD - 1.4%
9,000	Nathan's Famous, Inc.	594,270
55,000	Phibro Animal Health Corporation, Class A	1,335,950
		1,930,220
	HOME & OFFICE PRODUCTS - 3.1%
326,000	ACCO Brands Corporation	3,054,620
67,000	Hamilton Beach Brands Holding Company, Class A	1,139,000
		4,193,620
	HOME CONSTRUCTION - 1.7%
94,902	Green Brick Partners, Inc.(a)	2,371,601

	HOUSEHOLD PRODUCTS - 2.5%
18,000	Central Garden & Pet Company(a)	828,900
335,468	Crown Crafts, Inc.	2,512,656
		3,341,556
	INDUSTRIAL INTERMEDIATE PROD - 4.1%
165,700	Eastern Company (The)	4,508,697
21,200	Lawson Products, Inc.(a)	1,118,300
		5,626,997
	LEISURE FACILITIES & SERVICES - 4.5%
125,600	Century Casinos, Inc.(a)	1,679,272
280,000	Del Taco Restaurants, Inc.	2,464,000
121,000	Denny's Corporation(a)	2,001,340
		6,144,612

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE PRODUCTS - 9.2%
251,500	Escalade, Inc.	$ 5,809,650
58,500	Johnson Outdoors, Inc., Class A	6,715,215
		12,524,865
	MACHINERY - 5.3%
21,900	Alamo Group, Inc.	3,394,719
116,499	QEP Company, Inc.	2,514,048
17,500	Tennant Company	1,294,650
		7,203,417
	OIL & GAS PRODUCERS - 1.1%
344,300	Evolution Petroleum Corporation	1,435,731

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
75,000	Postal Realty Trust, Inc.	1,466,250

	RETAIL - DISCRETIONARY - 8.9%
74,000	Boot Barn Holdings, Inc.(a)	6,606,720
200,400	Build-A-Bear Workshop, Inc.(a)	3,735,456
75,300	Ethan Allen Interiors, Inc.	1,808,706
		12,150,882
	TECHNOLOGY HARDWARE - 5.6%
83,000	AstroNova, Inc.(a)	1,299,780
222,200	Turtle Beach Corporation(a)	6,312,702
		7,612,482
	TELECOMMUNICATIONS - 1.4%
208,000	Consolidated Communications Holdings, Inc.(a)	1,928,160

	TRANSPORTATION EQUIPMENT - 1.9%
122,000	Blue Bird Corporation(a)	2,641,300

	WHOLESALE - DISCRETIONARY - 3.3%
109,481	Acme United Corporation	4,426,317

	TOTAL COMMON STOCKS (Cost $77,202,055)	134,392,639

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS - 1.0%
1,415,294	First American Treasury Obligations Fund, Class X, 0.01% (Cost $1,415,294)(d)	$ 1,415,294

	TOTAL INVESTMENTS - 100.0% (Cost $78,617,349)	$ 135,807,933
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	690
	NET ASSETS - 100.0%	$ 135,808,623

(a)	Non-income producing security.
(b)	Illiquid security. At August 31, 2021, this security amounted to 0.2% of net assets.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2021.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares				Fair Value
	PREFERRED STOCKS — 15.1%
	ASSET MANAGEMENT - 2.8%
20,000	B Riley Financial, Inc., 6.375%			$ 520,000
13,250	Compass Diversified Holdings, 7.875%			355,100
				875,100
	BANKING - 3.3%
18,000	Bank of America Corporation, 4.00%			455,940
1,308	GMAC Capital Trust I - Series 2, 6.18%			34,427
21,000	US Bancorp - Series F, 6.50%			539,699
				1,030,066
	ENTERTAINMENT CONTENT - 5.3%
14,000	ViacomCBS, Inc., 5.75%			943,600
700,000	ViacomCBS, Inc., 5.875%			709,618
				1,653,218
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
250,000	Mellon Capital IV – Series, 4.00%			250,216

	REAL ESTATE INVESTMENT TRUSTS - 1.9%
23,000	Monmouth Real Estate Investment Corporation - Series C, 6.125%			580,980

	SPECIALTY FINANCE - 1.0%
300,000	American Express Company - Series C, 3.40%			300,004

	TOTAL PREFERRED STOCKS (Cost $4,591,807)			4,689,584

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 11.3%
	ASSET MANAGEMENT — 2.0%
575,000	Hercules Capital, Inc.	4.3750	02/01/22	607,373

	CONSUMER SERVICES — 3.2%
1,025,000	Stride, Inc.(a)	1.1250	09/01/27	989,944

	LEISURE PRODUCTS — 2.9%
700,000	Winnebago Industries Inc	1.5000	04/01/25	906,950

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 11.3% (Continued)
	TRANSPORTATION EQUIPMENT — 3.2%
925,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	$ 1,004,062

	TOTAL CONVERTIBLE BONDS (Cost $3,025,078)			3,508,329

	CORPORATE BONDS — 65.1%
	APPAREL & TEXTILE PRODUCTS — 3.9%
147,000	Levi Strauss & Company	5.0000	05/01/25	150,603
1,025,000	Under Armour, Inc.	3.2500	06/15/26	1,067,327
				1,217,930
	AUTOMOTIVE — 7.0%
885,000	Ford Motor Company	7.1250	11/15/25	1,044,402
1,025,000	Goodyear Tire & Rubber Company (The)	9.5000	05/31/25	1,136,777
				2,181,179
	CHEMICALS — 3.1%
905,000	CF Industries, Inc.	3.4500	06/01/23	953,091

	COMMERCIAL SUPPORT SERVICES — 2.6%
775,000	Covanta Holding Corporation	5.8750	07/01/25	801,156

	ENTERTAINMENT CONTENT — 2.7%
825,000	AMC Networks, Inc.	4.7500	08/01/25	846,656

	FOOD — 3.7%
1,110,000	B&G Foods, Inc.	5.2500	04/01/25	1,140,525

	HEALTH CARE FACILITIES & SERVICES — 3.2%
956,000	Owens & Minor, Inc.	4.3750	12/15/24	1,008,250

	HOME & OFFICE PRODUCTS — 3.3%
1,000,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,037,500

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.3%
100,000	Anixter, Inc.	5.5000	03/01/23	$ 105,486

	LEISURE FACILITIES & SERVICES — 9.5%
1,060,000	Brinker International, Inc.	3.8750	05/15/23	1,093,655
650,000	Marriott International, Inc.	2.1250	10/03/22	658,905
1,069,000	Wendy's International, LLC	7.0000	12/15/25	1,205,737
				2,958,297
	METALS & MINING — 1.0%
300,000	Compass Minerals International, Inc.(a)	4.8750	07/15/24	312,956

	OIL & GAS PRODUCERS — 3.5%
1,075,000	Murphy Oil Corporation	5.7500	08/15/25	1,100,531

	PUBLISHING & BROADCASTING — 3.6%
1,082,000	Meredith Corporation	6.8750	02/01/26	1,122,575

	RETAIL - DISCRETIONARY — 3.3%
1,000,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	1,033,750

	SEMICONDUCTORS — 1.9%
550,000	Advanced Micro Devices, Inc.	7.5000	08/15/22	583,688

	TECHNOLOGY HARDWARE — 3.4%
1,003,000	Pitney Bowes, Inc.	6.2000	04/01/23	1,059,102

	TELECOMMUNICATIONS — 5.6%
1,000,000	CenturyLink, Inc.	5.6250	04/01/25	1,083,505
632,000	Cincinnati Bell, Inc.(a)	7.0000	07/15/24	644,640
				1,728,145
	TRANSPORTATION EQUIPMENT — 3.5%
1,020,000	Trinity Industries, Inc.	4.5500	10/01/24	1,085,647

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	TOTAL CORPORATE BONDS (Cost $19,604,270)			$ 20,276,464

Shares
675,000	ESCROW SHARES — 0.0%(b) Bristow Group, Inc. – Escrow Shares (Cost $0)(c)(d)(e)			-

	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 6.1%
1,901,377	First American Treasury Obligations Fund, Class X, 0.01% (Cost $1,901,377)(f)			1,901,377

Principal Amount ($)
	U.S. TREASURY BILLS — 1.6%
500,000	United States Treasury Bill, 0.03% due 9/30/2021 (Cost $499,991)(g)			499,987

	TOTAL SHORT-TERM INVESTMENTS(Cost $2,401,368)			2,401,364

	TOTAL INVESTMENTS - 99.2% (Cost $29,622,523)			$ 30,875,741
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			239,697
	NET ASSETS - 100.0%			$ 31,115,438

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021 the total market value of 144A securities is 1,947,540 or 6.3% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Security is restricted and in default.
(e)	Illiquid security. At August 31, 2021, the illiquid security amounted to 0.0% of net assets
(f)	Rate disclosed is the seven day effective yield as of August 31, 2021.
(g)	Represents yield to maturity.